Loan capital (Tables)	12 Months Ended
Sep. 30, 2022
Loan capital
Schedule of loan capital

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Additional Tier 1 (AT1) loan capital
Westpac capital notes	8,046	8,403	8,046	8,403
USD AT1 securities	1,749	1,813	1,749	1,813
Total AT1 loan capital	9,795	10,216	9,795	10,216
Tier 2 loan capital
Subordinated notes	21,459	18,362	20,939	18,362
Subordinated perpetual notes[1]	-	489	-	489
Total Tier 2 loan capital	21,459	18,851	20,939	18,851
Total loan capital	31,254	29,067	30,734	29,067

Movement reconciliation ($m)
Balance as at beginning of year	29,067	23,949	29,067	23,949
Issuances	6,527	7,628	6,007	7,628
Maturities, repayments, buy-backs and reductions	(2,344)	(1,548)	(2,344)	(1,548)
Total cash movements	4,183	6,080	3,663	6,080
FX translation impact	1,723	(86)	1,723	(86)
Fair value hedge accounting adjustments	(3,254)	(902)	(3,254)	(902)
Other[1]	(465)	26	(465)	26
Total non-cash movements	(1,996)	(962)	(1,996)	(962)
Balance as at end of year	31,254	29,067	30,734	29,067

1.	In 2022, subordinated perpetual notes of $542 million were reclassified from loan capital to debt issues as these notes no longer qualify as Tier 2 capital under APRA's capital adequacy framework.

Additional Tier 1 (AT1) loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of AT1 instruments is provided below[1].

Consolidated and Parent Entity		Potential scheduled	Optional
$m	Distribution or interest rate	conversion date[2]	redemption date[3]	2022	2021
Westpac capital notes (WCN)
AUD 1,311 million WCN2	(3-month BBSW rate + 3.05% p.a.)	23 September 2024	23 September 2022[4]	-	1,309
	x (1 - Australian corporate tax rate)
AUD 1,702 million WCN4	(3-month BBSW rate + 4.90% p.a.)	20 December 2023	20 December 2021[5]	-	549
	x (1 - Australian corporate tax rate)
AUD 1,690 million WCN5	(3-month BBSW rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,684	1,682
	x (1 - Australian corporate tax rate)
AUD 1,423 million WCN6	(3-month BBSW rate + 3.70% p.a.)	31 July 2026	31 July 2024	1,419	1,417
	x (1 - Australian corporate tax rate)
AUD 1,723 million WCN7	(3-month BBSW rate + 3.40% p.a.)	22 March 2029	22 March 2027	1,711	1,709
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN8	(3-month BBSW rate + 2.90% p.a.)	21 June 2032	21 September 2029	1,738	1,737
	x (1 - Australian corporate tax rate)
AUD 1,509 million WCN9	(3-month BBSW rate + 3.40% p.a.)	22 June 2031	22 September 2028	1,494	-
	x (1 - Australian corporate tax rate)
Total WCN				8,046	8,403
USD AT1 securities
USD 1,250 million USD AT1 securities	5.00% p.a. until but excluding 21	n/a	21 September 2027	1,749	1,813
	September 2027 (first reset date). If
	not redeemed, converted or written-
	off earlier, from, and including, each
	reset date[6] to, but excluding, the
	next succeeding reset date, at a
	fixed rate p.a. equal to the prevailing
	5-year USD mid-market swap rate
	plus 2.89% p.a.
Total USD AT1 securities				1,749	1,813

1.	AUD unless otherwise noted.
2.

Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied, if ever.

3.

Certain AT1 securities may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac may elect to redeem the relevant AT1 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.

4.

On 20 July 2022, AUD 689 million of WCN2 were transferred to the WCN2 nominated party for AUD 100 each pursuant to the WCN9 reinvestment offer. Those WCN2 were subsequently redeemed and cancelled by Westpac. On 23 September 2022, the outstanding AUD 622 million of WCN2 were redeemed and cancelled by Westpac for AUD 100 each.

5.

On 15 September 2021, AUD 1,152 million of WCN4 were transferred to the WCN4 nominated party for AUD 100 each pursuant to the WCN8 reinvestment offer. Those WCN4 were subsequently redeemed and cancelled by Westpac. On 20 December 2021, the outstanding AUD 550 million of WCN4 were redeemed and cancelled by Westpac for AUD 100 each.

6.	Every fifth anniversary after the first reset date is a reset date.

Tier 2 loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of the Group’s Tier 2 instruments is provided below[1]:

			Optional
$m	Interest rate[2]	Maturity date	redemption date[3]	2022	2021
Subordinated notes issued by Westpac Banking Corporation

AUD 350 million	4.50% p.a. until but excluding 11 March 2022.	11 March 2027	11 March 2022[4]	-	351
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 1.95% p.a., the sum of which will
	be annualised.
SGD 325 million	4.00% p.a. until but excluding 12 August 2022.	12 August 2027	12 August 2022[4]	-	337
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year SGD swap offer rate plus 1.54%
	p.a.
AUD 175 million	4.80% p.a. until but excluding 14 June 2023.	14 June 2028	14 June 2023	172	181
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 2.65% p.a., each of which will be
	annualised.
USD 100 million	Fixed 5.00% p.a.	23 February 2046	n/a	121	148
subordinated notes
JPY 20,000 million	Fixed 1.16% p.a.	19 May 2026	n/a	212	249
subordinated notes
JPY 10,200 million	Fixed 1.16% p.a.	2 June 2026	n/a	108	127
subordinated notes
JPY 10,000 million	Fixed 0.76% p.a.	9 June 2026	n/a	106	124
subordinated notes
JPY 8,000 million	0.9225% p.a. until but excluding 7 October 2021.	7 October 2026	7 October 2021[4]	-	99
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year JPY mid-swap rate plus
	1.0005% p.a.
USD 1,500 million	4.322% p.a. until but excluding 23 November 2026.	23 November 2031	23 November 2026	2,134	2,181
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year USD mid-swap rate plus 2.236%
	p.a.
JPY 12,000 million	0.87% p.a. until but excluding 6 July 2022. Thereafter,	6 July 2027	6 July 2022[4]	-	149
subordinated notes	if not redeemed, a fixed rate p.a. equal to the
	five-year JPY mid-swap rate plus 0.78% p.a.
JPY 13,500 million	0.868% p.a. until but excluding 6 July 2022.	6 July 2027	6 July 2022[4]	-	168
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year JPY mid-swap rate plus 0.778%
	p.a.
HKD 600 million	3.15% p.a. until but excluding 14 July 2022. Thereafter,	14 July 2027	14 July 2022[4]	-	108
subordinated notes	if not redeemed, a fixed rate p.a. equal to the
	five-year HKD mid-swap rate plus 1.34% p.a.
AUD 350 million	4.334% p.a. until but excluding 16 August 2024.	16 August 2029	16 August 2024	350	350
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 1.83% p.a., each of which will be
	annualised.
AUD 185 million	Fixed 5.00% p.a.	24 January 2048	n/a	184	185
subordinated notes
AUD 250 million	3-month BBSW rate + 1.40% p.a.	16 February 2028	16 February 2023	248	250
subordinated notes
AUD 130 million	Fixed 5.00% p.a.	2 March 2048	n/a	130	130
subordinated notes
AUD 725 million	3-month BBSW rate + 1.80% p.a.	22 June 2028	22 June 2023	722	724
subordinated notes
USD 1,000 million	Fixed 4.421% p.a.	24 July 2039	n/a	1,257	1,481
subordinated notes

1.	Excludes subordinated perpetual notes.
2.	Interest payments are made periodically as set out in the terms of the subordinated notes.
3.

Certain Tier 2 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac Banking Corporation may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.

4.	The subordinated notes were redeemed in full on the optional redemption date.

A summary of the key terms and common features of the Group’s Tier 2 instruments is continued below[1]:

			Optional
$m	Interest rate[2]	Maturity date	redemption date[3]	2022	2021
Subordinated notes issued by Westpac Banking Corporation

USD 1,250 million	4.110% p.a. until but excluding 24 July 2029.	24 July 2034	24 July 2029	1,708	1,813
subordinated notes	Thereafter, if not redeemed a fixed rate p.a. equal to
	the five-year USD treasury rate plus 2% p.a.
AUD 1,000 million	3-month BBSW rate + 1.98% p.a.	27 August 2029	27 August 2024	998	999
subordinated notes
USD 1,500 million	2.894% p.a. until but excluding 4 February	4 February 2030	4 February 2025	2,166	2,133
subordinated notes	2025. Thereafter, if not redeemed, a fixed rate p.a.
	equal to the five-year USD treasury rate plus
	1.350% p.a.
USD 1,500 million	2.668% p.a. until but excluding 15 November 2030.	15 November 2035	15 November 2030	1,835	1,970
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a. equal to
	the five-year USD treasury rate plus 1.750% p.a.
USD 1,000 million	Fixed 2.963% p.a.	16 November 2040	n/a	1,054	1,264
subordinated notes
AUD 1,250 million	3-month BBSW rate + 1.55% p.a.	29 January 2031	29 January 2026	1,239	1,237
subordinated notes
EUR 1,000 million	0.766% p.a. until but excluding 13 May 2026.	13 May 2031	13 May 2026	1,342	1,604
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a. equal to
	the prevailing 5-year EUR mid-market swap rate plus 1.05% p.a.
USD 1,000 million	Fixed 3.133% p.a.	18 November 2041	n/a	1,118	-
subordinated notes
USD 1,250 million	3.020% p.a. until but excluding 18 November 2031.	18 November 2036	18 November 2031	1,579	-
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a. equal to
	the five-year USD treasury rate plus 1.53% p.a.
JPY 26,000 million	1.25% p.a. until but excluding 8 June 2027. Thereafter,	8 June 2032	8 June 2027	275	-
subordinated notes	if not redeemed, a fixed rate p.a. equal to the five-
	year Japanese government bond rate plus 1.25% p.a.
USD 1,000 million	5.405% p.a. until but excluding 10 August 2032.	10 August 2033	10 August 2032	1,411	-
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a. equal to
	the one-year USD treasury rate plus 2.68% p.a.
SGD 450 million	4.65% p.a. until but excluding 7 September 2027.	7 September 2032	7 September 2027	470	-
subordinated notes	Thereafter, if not redeemed, a fixed rate p.a. equal
	to the prevailing five-year SORA Overnight Indexed Swap rate plus
	1.751% p.a.

Total subordinated notes issued by Westpac Banking Corporation				20,939	18,362
Subordinated notes issued by Westpac New Zealand Limited[4]
NZD 600 million	Fixed 6.19% until but excluding 16 September 2027.	16 September 2032	16 September 2027	520	-
subordinated notes	Thereafter, if not redeemed a fixed rate p.a. equal to		and every interest
	the prevailing New Zealand 3-month Bank bill rate +		payment date
	2.10% p.a.		thereafter
Total subordinated notes issued by Westpac New Zealand				520	-
Total subordinated notes				21,459	18,362

1.	Excludes subordinated perpetual notes.
2.	Interest payments are made periodically as set out in the terms of the subordinated notes.
3.

Certain Tier 2 instruments issued by Westpac Banking Corporation may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac Banking Corporation may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA's prior written approval.

4.

For subordinated notes issued by Westpac New Zealand Limited, it may elect to redeem all or some of the Tier 2 instruments for their face value together with accrued interest (if any) on the optional redemption date or any interest payment date thereafter, subject to RBNZ’s prior written approval. Early redemption of all of the Tier 2 instruments for certain tax or regulatory reasons is permitted on an interest payment date subject to the RBNZ’s prior written approval.